Annual Total Returns- JPMorgan Small Cap Blend Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Small Cap Blend Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.87%)	11.87%	47.26%	(0.45%)	(2.26%)	7.86%	41.45%	(3.67%)	30.15%	24.72%